Employee Benefit Plans (Funded Status) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation at end of year	$ (3,596)	$ (3,400)	$ (3,162)
Fair value of assets at end of year	2,740	2,494	2,249
Funded status at end of year	(856)	(906)
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation at end of year	(1,013)	(999)	(1,006)
Fair value of assets at end of year	145	141	$ 132
Funded status at end of year	$ (868)	$ (858)